Acquisitions, Investments And Disposals (Disposals Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011
Business Combinations [Abstract]
Tax benefit recorded in discontinued operations		$ 1,000,000,000
Discontinued operation of tax and interest expense	$ 67,000,000